Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000002899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class AAA
C000239633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class C
Average Annual Return, Percent	7.80%	16.22%	6.75%	5.15%
C000034315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class I
C000002898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class A
Average Annual Return, Percent	2.96%	11.36%	6.33%	5.33%
Without Sales Load [Member] | C000002899
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%	18.18%	7.59%	5.96%
Without Sales Load [Member] | C000239633
Average Annual Return [Line Items]
Average Annual Return, Percent	8.80%	17.22%	6.75%	5.15%
Without Sales Load [Member] | C000034315
Average Annual Return [Line Items]
Average Annual Return, Percent	9.53%	18.35%	7.87%	6.22%
Without Sales Load [Member] | C000002898
Average Annual Return [Line Items]
Average Annual Return, Percent	9.24%	18.15%	7.60%	5.95%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.41%	23.40%	11.14%	10.66%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%	22.11%	11.24%	8.71%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.41%	23.40%	11.14%	10.66%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%	22.11%	11.24%	8.71%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.41%	23.40%	11.14%	10.66%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%	22.11%	11.24%	8.71%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.41%	23.40%	11.14%	10.66%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%	22.11%	11.24%	8.71%